RWB/WPG
                                   U.S. LARGE
                                   STOCK FUND
                        (formerly U.S. Large Stock Fund)






                                 ANNUAL REPORT
                               DECEMBER 31, 1996


RWB/WPG U.S. LARGE STOCK FUND

Schedule of Investments at December 31, 1996

Number                                                   Value
of Shares                     Security                  (000's)
----------                    -------                  --------
              COMMON STOCKS (98.8%)
              Capital Goods (8.2%)
     13,600   Boeing Co...............................     $1,447
     21,300   McDonnell Douglas Corp .................      1,363
     60,300   Westinghouse Electric Corp .............      1,198
     22,700   Alco Standard Corp .....................      1,172
     20,800   Raytheon Co ............................      1,001
     13,800   Honeywell Inc. .........................        907
     11,700   Fluor Corp .............................        734
     72,100  +Novell Inc .............................        683
     11,500   Tyco International Ltd .................        608
     11,100   Dover Corp .............................        558
      9,300   Pitney Bowes Inc. ......................        507
      5,700   Raychem Corp ...........................        457
     10,650   Parker Hannifin Corp ...................        413
     18,700  +Apple Computer Inc .....................        390
     14,000  +Advanced Micro Devices Inc .............        360
      3,900   Northrop Corp ..........................        323
      4,500   General Dynamics .......................        317
      7,050   Owens Corning ..........................        300
      3,600   Grainger WW Inc ........................        289
      7,066  +Lucas Varity PLC ADR ...................        269
      6,200   General Signal Corp ....................        265
      5,400   Harnischfeger Industries Inc. ..........        260
      7,200   Avery Dennison Corp ....................        255
      3,700   Harris Corp.............................        254
      7,200   Micron Technology Inc ..................        210
      6,000   Great Atlantic & Pacific Tea ...........        191
      2,700   FMC Corp ...............................        189
     27,000  +Unisys Corp ............................        182
      7,300   Moore Corp Ltd .........................        149
      3,800   Trinova Corp ...........................        138
      4,000   Harland John H. Co. ....................        132
      6,400   EG&G Inc ...............................        129
      2,900   Thomas & Betts Corp ....................        129
      5,300   Cincinnati Milacron Inc ................        116
     12,540  +Navistar International Corp ............        114
      2,500   Briggs & Stratton Corp .................        110
      2,200   Timken Co. .............................        101
      2,200   Potlatch Corp ..........................         95
      9,100  +Intergraph Corp ........................         93
      5,200   Giddings & Lewis Inc. ..................         67
        704   Silicon Graphics Inc....................         18
                                                          -------
                                                           16,493
                                                          -------
              Consumer Durables (3.7%)
     34,750   Mattel  Inc ............................        964
      9,900  +3Com Corp ..............................        726
     20,000   Masco Corp .............................        720
      9,400   Eaton Corp .............................        655
     12,500   Whirlpool Corp .........................        583
     10,400   TRW Inc. ...............................        515
     10,000   Genuine Parts Co .......................        446
     13,200   Black & Decker Corp. ...................        398

Number                                                   Value
of Shares                     Security                  (000's)
---------                     -------                  ---------
      9,550   Bausch & Lomb Inc ......................       $339
     16,300   Maytag Corp ............................        322
      4,200   Armstrong World Industries Inc. ........        292
     14,000   Cooper Tire & Rubber Co ................        276
      8,600   Echlin Inc. ............................        272
      5,300   Cummins Engine Inc .....................        244
      8,800   Stanley Works ..........................        238
      3,900   BF Goodrich Co..........................        158
      4,350   Snap-On Inc ............................        155
      3,200   Outboard Marine Inc. ...................         53
                                                          -------
                                                            7,356
                                                          -------
              Consumer Miscellaneous (0.5%)
     34,200   Service Corp International .............        957
      5,033  +ACNielsen Corp .........................         76
                                                          -------
                                                            1,033
                                                          -------
              Consumer Non-Durables (35.1%)
     49,800   Pfizer Inc .............................      4,127
     83,650   Columbia Healthcare Corp ...............      3,409
     31,200   Bristol-Myers Squibb Co. ...............      3,393
     76,865   Pharmacia & Upjohn Inc. ................      3,046
     37,200   Lilly Eli & Co .........................      2,716
     43,600   American Home Products Corp. ...........      2,556
     31,500   Eastman Kodak Co .......................      2,528
     11,000   Unilever NV ADR ........................      1,928
     50,289  +Viacom Inc. Cl B .......................      1,754
     26,400   Schering-Plough Corp. ..................      1,709
     25,800   Kellogg Co .............................      1,693
     34,400   May Department Stores Co ...............      1,608
     42,700   Albertsons Inc .........................      1,521
     31,200   Penney (J.C.) Co........................      1,521
     20,100   Warner Lambert Co ......................      1,507
     64,229   Archer Daniels Midland Co ..............      1,413
     35,300   Anheuser- Busch Cos Inc. ...............      1,412
     23,300   Nike Inc. Cl B .........................      1,392
     42,250   Gap Inc. ...............................      1,273
     26,600   Dayton Hudson Corp .....................      1,044
     27,650   Heinz H J Co ...........................        995
     29,350   UST Inc. ...............................        950
     10,300   Colgate- Palmolive Co ..................        950
     12,900   Ralston Purina Co ......................        947
     15,500  +Boston Scientific Corp .................        930
     20,800   American Stores Co .....................        850
     11,000   Gannet Inc .............................        824
     16,500   Conagra Inc ............................        821
     44,402   The Limited Inc ........................        816
     10,100   CPC International Inc. .................        783
     11,800   General Mills Inc ......................        748
     16,000  +Kroger Co ..............................        744
     69,700  +K mart Stores Corp .....................        723
     18,500   Quaker Oats Co .........................        705
      9,900   Pioneer Hi Bred International ..........        693
     29,800   Tenet Healthcare Corp ..................        652



                       See notes to financial statements




RWB/WPG U.S. LARGE STOCK FUND

Schedule of Investments at December 31, 1996

Number                                                   Value
of Shares                     Security                  (000's)
---------                     --------                  -------
     20,600   Dillard Department Stores Inc ..........       $636
      9,700   Avon Products Inc ......................        554
     11,800   Tandy Corp .............................        519
     15,100   Cognizant Corp .........................        498
     14,200  +Federated Department Stores
                  Inc.................................        485
     10,800   Becton Dickinson & Co. .................        468
     12,200   New York Times Co Cl A .................        464
      9,600   Harcourt General  Inc ..................        443
     11,300   Hasbro Inc .............................        439
      9,200   Mallinckrodt Inc. ......................        406
     10,900   Allergan Inc. ..........................        388
     12,200   Winn Dixie Stores ......................        386
      8,100   TJX Cos Inc ............................        384
      8,900  +St. Jude Medical Inc. ..................        379
      8,200   McGraw-Hill Cos Inc ....................        378
      9,000  +CVS Corp ...............................        371
      7,900   Great Lakes Chemical Corp. .............        369
      9,500   Liz Claiborne Inc. .....................        367
     16,300  +Woolworth Corp .........................        357
      3,500   Clorox Co. .............................        351
      8,800   Rite Aid Corp. .........................        350
      4,400   Tribune Co. ............................        347
      7,900   Hershey Foods Corp .....................        346
      3,000   Philip Morris Cos. .....................        340
      7,900   Reebok International Ltd ...............        332
      6,600   Mercantile Stores Inc ..................        326
     12,000  +ALZA Corp ..............................        311
      9,000   Giant Food Inc Cl A ....................        311
      7,100   Polaroid Corp ..........................        309
      4,500   VF Corp ................................        304
      7,500   Knight- Ridder Inc .....................        287
      7,400   Fruit of the Loom Inc ..................        280
      9,500   American Greetings Corp Cl A ...........        270
      6,700   United States Surgical Corp ............        264
      8,300   Bard (CR) Inc ..........................        232
      6,300  +King World Productions Inc .............        232
     14,600   Biomet Inc. ............................        221
      5,900   Supervalue Inc. ........................        167
     13,100  +Beverly Enterprises Inc.................        167
      4,400   National Services Industries Inc .......        164
      6,172   Jostens Inc ............................        130
      2,800   Springs Industries Inc .................        120
      4,500   Hilton Hotels Corp .....................        117
      4,400   Ball Corp ..............................        114
      3,400   Russell Corp ...........................        101
      5,100   Coors (Adolph) Co Cl B .................         97
      2,000   Alberto Culver Co. .....................         96
     18,900  +Charming Shoppes Inc ...................         96
      5,100   Fleming Cos Inc ........................         88
      2,895  +Footstar Inc ...........................         72
      1,400   Longs Drug Stores Corp .................         69
      7,000   Transitional Hospitals Corp ............         67
      8,000  +Shoney's Inc ...........................         56
      5,600   Stride Rite Corp .......................         56

Number                                                   Value
of Shares                     Security                  (000's)
---------                     --------                 --------
      2,700   Luby's Cafeterias Inc. .................        $54
      4,800  +Ryan's Family Steak Houses Inc .........         33
      1,700   Brown Group Inc ........................         31
                                                          -------
                                                           70,280
                                                          -------
              Energy (18.7%)
     87,200   Exxon Corp .............................      8,546
     40,100   Royal Dutch Petroleum Co ADR ...........      6,847
     30,100   Mobil Corp. ............................      3,680
     36,400   Amoco Corp .............................      2,939
     27,900   Schlumberger Ltd .......................      2,786
     18,300   Texaco Inc .............................      1,796
     35,200   Phillips Petroleum Co. .................      1,558
     11,200   Atlantic Richfield Co. .................      1,485
     48,800   Occidental Petroleum Corp ..............      1,141
     15,325   Halliburton Co .........................        923
     37,400   USX-Marathon Group .....................        893
     23,800   Dresser Industries Inc .................        738
     13,400   Burlington Resources Inc ...............        675
     17,300  +Baker Hughes Inc........................        597
     11,385   CINergy Corp. ..........................        380
     13,600   Sun Co .................................        331
     11,600  +Oryx Energy Co .........................        287
      6,726   Williams Cos Inc .......................        252
      3,500   Kerr McGee Corp ........................        252
      4,100   Louisiana Land & Exploration
                  Co..................................        220
      4,900   Ashland Inc ............................        215
      8,500  +Rowan Cos ..............................        192
        300   Pennzoil Co. ...........................        170
     10,000   McDermott International Inc ............        166
     10,800  +Santa Fe Energy Resources ..............        150
      2,500   Helmerich & Payne Inc...................        130
      1,100   NACCO Industries Inc Cl A ..............         59
      1,600   Eastern Enterprises ....................         57
                                                          -------
                                                           37,465
                                                          -------
              Financial (5.2%)
     47,400   First Data Corp ........................      1,730
      5,900   General Re Corp ........................        931
      8,600   Loews Corp .............................        811
     12,400   Chubb Corp .............................        666
     14,400   National City Corp .....................        646
      8,800   UNUM Corp ..............................        636
      8,300   Boatmen's Bancshares Inc ...............        535
      5,000   Marsh & McLennan Cos ...................        520
      7,500   Aon Corp................................        466
      6,800   Fifth Third Bancorp ....................        427
      9,100   U.S. Bancorp ...........................        409
      6,100   St Paul Cos. Inc. ......................        358
      4,310   Aetna Inc ..............................        345
      5,600   Sherwin-Williams Co. ...................        314
      5,450   Jefferson- Pilot Corp ..................        309
     14,500   USF&G Corp .............................        303
      3,600   Transamerica Corp ......................        285



                        See notes to financial statements




RWB/WPG U.S. LARGE STOCK FUND

Schedule of Investments at December 31, 1996

Number                                                   Value
of Shares                     Security                  (000's)
--------                      --------                 --------
      3,400   Republic NY Corp .......................       $277
      4,100   Torchmark Corp .........................        207
      6,000   Crane Co ...............................        174
      2,650   US Life Corp ...........................         88
                                                          -------
                                                           10,437
                                                          -------
              Intermediate Goods & Services (14.9%)
     73,200   WMX Technologies, Inc. .................      2,388
     28,300   Minnesota Mining &
                Manufacturing Co......................      2,345
     19,200   Kimberly-Clark Corp ....................      1,829
     20,675   Dow Chemical Co ........................      1,620
     55,800   Barrick Gold Corp ......................      1,597
     24,700   Aluminum Co of America .................      1,575
     30,050   Corning Inc ............................      1,390
     33,700   Browning Ferris Industries Inc. ........        885
     16,100   Crown Cork & Seal Inc ..................        875
     40,100   Placer Dome Inc ADR ....................        872
     18,790   Newmont Mining Corp ....................        841
     13,500   PPG Industries Inc. ....................        758
     13,500   W.R. Grace & Co ........................        699
      9,700   Phelps Dodge Corp ......................        655
     12,700   Nucor Corp .............................        648
     13,800   Champion International Corp. ...........        597
     14,181   International Paper Co. ................        573
     11,000   Interpublic Group of Cos Inc ...........        522
     15,900   Inco Ltd ...............................        507
     25,300   Engelhard Corp .........................        484
      8,500   Reynolds Metals Co .....................        479
      5,800   Rohm & Haas Co .........................        473
      9,800   International Flavors &
                Fragrances inc........................        441
      6,500   Sigma Aldrich Corp .....................        406
     28,300   Homestake Mining Co ....................        403
     11,700   Dow Jones & Co Inc .....................        396
     12,400   USX-U.S. Steel Group ...................        389
     15,100   Dun & Bradstreet Corp ..................        359
     12,050   Westvaco Corp...........................        346
     11,546  +Fresenius Medical Care ADR .............        325
     27,500   Laidlaw Inc Cl B .......................        316
     13,475   Allegheny Teledyne Inc .................        310
      9,200   James River Corp of Virginia ...........        305
     13,000   Cyprus Amax Minerals Co. ...............        304
      4,900   Mead Corp ..............................        285
      8,600   Deluxe Corp ............................        282
      5,700   Union Camp Corp ........................        272
     12,700   Worthington Industries Inc.. ...........        230
     23,900  +Bethlehem Steel Corp. ..................        215
     14,300   Stone Container Corp ...................        213
      5,600   Ecolab Inc .............................        211
      5,800   Nalco Chemical Co ......................        209
      4,200   Shared Medical Systems Corp ............        207
     30,600   Echo Bay Mines Ltd .....................        203
      8,300   Inland Steel Industries Inc ............        166

Number                                                   Value
of Shares                     Security                  (000's)

      7,100   Ogden Corp .............................       $133
      7,400   Safety Kleen Corp ......................        121
     15,900  +Armco Inc ..............................         66
                                                          -------
                                                           29,725
                                                          -------
              Miscellaneous Industrials (0.6%)
      6,300   Textron Inc ............................        594
      6,800   Millipore Corp .........................        281
     12,800   Viad Corp ..............................        211
     13,200   Dial Corp ..............................        195
                                                          -------
                                                            1,281
                                                          -------
              Public Utilities (9.6%)
     68,400   Sprint Corp ............................      2,727
     32,300   Enron Corp .............................      1,393
     59,400   Southern Co ............................      1,344
     40,800   US West Inc ............................      1,316
     17,700   Duke Power Co ..........................        823
     18,500   Texas Utilities Co .....................        754
     37,400   Edison International ...................        743
     34,100   Pacific Gas & Electric Co. .............        716
     14,100   FPL Group Inc. .........................        649
     12,800   Coastal Corp ...........................        626
     14,400   American Electric Power Co .............        592
     14,200   Dominion Resources Inc..................        547
     10,200   Sonat Inc. .............................        525
     18,100   Entergy Corp ...........................        502
     18,100   Unicom Corp ............................        491
     21,600   Houston Industries Inc. ................        489
     18,600   Central & South West Corp ..............        477
     22,000   PacifiCorp .............................        451
      6,800   Consolidated National Gas Co ...........        376
     11,400   DTE Energy Co...........................        369
      5,800   Columbia Gas System Inc ................        369
     10,400   GPU Inc ................................        350
     10,700   Pacific Enterprises ....................        325
      8,200   Union Electric Co ......................        316
     12,900   P P & L Resources Inc ..................        297
     12,500   Ohio Edison Co .........................        284
      5,800   Northern States Power Co................        266
      6,700   Bemis Inc ..............................        247
     12,900   Noram Energy Corp. .....................        198
      8,400   ENSERCH Corp ...........................        193
     18,000  +Niagara Mohawk Power Co. ...............        178
      3,200   Nicor Inc. .............................        114
      3,800   Oneok Inc. .............................        114
      4,400   PECO Energy Co .........................        111
                                                          -------
                                                           19,272
                                                          -------
              Transportation (2.3%)
     14,800   Burlington Northern Santa Fe
                  Corp................................      1,278
     16,300   Union Pacific Corp .....................        980
      7,900   Conrail Inc. ...........................        787



                        See notes to financial statements




RWB/WPG U.S. LARGE STOCK FUND

Schedule of Investments at December 31, 1996

Number                                                   Value
of Shares                     Security                  (000's)
---------                     --------                 ---------
     13,805   Union Pacific Resources Group ..........       $404
     15,200   Whitman Corp ...........................        348
      7,800   Ryder Systems Inc ......................        219
     10,100   Caliber Systems Inc ....................        194
      7,000  +USAir Group Inc ........................        164
      6,400   Consolidated Freightways Inc ...........        142
      3,600  +Yellow Corp.............................         52
      3,200  +Consolidated Freightways Corp ..........         28
                                                          -------
                                                            4,596
                                                          -------
              Total Common Stocks
                (Cost $161,768).......................    197,938
                                                          -------
              CONVERTIBLE PREFERRED
              STOCK (0.1%)
                (Cost $ 100)
              Financial (0.1%)
      1,537   Aetna Inc Class C 6.25% ................        122
                                                          -------
 Principal
   Amount
  (000's)
----------
              U.S. Goverment
                Securities (0.8%)
                  (Cost $1,623)
       $450  *U.S. Treasury Bill Due 4/17/97 .........        444
      1,200  *U.S. Treasury Bill Due 5/1/97 ..........      1,180
                                                          -------
                                                            1,624
                                                          -------
              Total Investments (99.7%)
                (Cost $ 163,491) .....................    199,684

              Other Assets in Excess
                of Liabilities (0.3%) ................        542
                                                          -------
              Total Net Assets (100%) ................   $200,226
                                                         ========


 Number of                                             Unrealized
 Contracts                                            Depreciation
---------     FUTURES PURCHASED                       -------------
                  (Aggregate Futures Amount $1,489)
          4   March S&P 500 Futures ..................        (27)
                                                          -------

             + Non-income producing security.
             * Security pledged for futures purchased.




                        See notes to financial statements


RWB/WPG U.S. Large Stock Fund

Statement of Assets and Liabilities at December 31, 1996

Assets:
Investments at value (Cost $163,491,487)...................................$   199,684,308
Cash.......................................................................         25,902
Receivable for Fund shares sold............................................        507,276
Dividends and interest receivable..........................................        286,030
Deferred organizational expenses (Net of accumulated
   amortization of $46,407.................................................         20,465
Prepaid expenses...........................................................          9,914
                                                                               200,533,895

Liabilities:
Payable for management fee - Note 2 .......................................         44,647
Payable for shareholder servicing fee - Note 2.............................         24,040
Payable for Fund shares redeemed...........................................        155,978
Payable for variation margin...............................................         25,623
Accrued expenses...........................................................         58,106
                                                                                   308,394

Net Assets.................................................................$   200,225,501

Net Assets Represented by:
Shares of beneficial interest, at par......................................$        30,092
Paid-in surplus............................................................    160,333,505
Undistributed net investment income........................................        644,641
Undistributed realized gains on investments and futures....................      3,051,573
Net unrealized appreciation on investments and futures.....................     36,165,690
Net Assets applied to 30,091,828 shares of beneficial interest issued and outstanding with $0.001 par value (authorized
   shares unlimited).......................................................$   200,225,501


Unrealized Appreciation\(Depreciation)*
    Gross unrealized appreciation..........................................     39,385,140
    Gross unrealized depreciation..........................................     (3,219,450)
Net unrealized appreciation................................................     36,165,690


Net asset value, offering and redemption price per share
    as of the close of business on December 31, 1996.......................          $6.65

* Based on cost of securities for Federal Income tax purposes which does not differ from book cost.


                     See notes to financial statements



RWB/WPG U.S. Large Stock Fund
Statement of Operations for the Year Ended December 31, 1996

Investment Income:
Dividends....................................................    $4,748,813
Interest.....................................................       178,965
                                                                  ---------
                                                                                $4,927,778
Expenses:
Investment advisory fees - Note 2............................       545,737
Shareholder service fees - Note 2............................       309,492
Fund Accounting fees.........................................        97,000
Professional fees............................................        69,286
Custodian fees and expenses..................................        43,090
Administration fees - Note 2.................................        42,225
Transfer agent fees and expenses.............................        40,200
Registration fees............................................        31,500
Shareholder reports..........................................        18,500
Amortization of organizational expenses......................        15,000
Trustees' fees and expenses..................................        13,943
Miscellaneous................................................        15,494
                                                                  ---------
                                                                  1,241,467
Less waiver of fees by Adviser - Note 2......................        (1,440)
Less waiver of fees by Administrator - Note 2................       (42,225)
Less expenses paid directly..................................        (4,567)
                                                                                  1,193,235
                                                                                  ---------
Net Investment Income......................................                       3,734,543

Net Realized Gain on Investments and Futures.................                    25,671,355
Net Change in Unrealized Appreciation on Investments and Futu                     6,039,397
                                                                                 ----------
Net Increase in Net Assets Resulting from Operations.........                   $35,445,295
                                                                                ===========



Statements of Changes in Net Assets
For the Years Ended December 31, 1996 and 1995

                                                                       1996            1995
                                                                       ----            ----
Operations:
Net investment income.............................................    $3,734,543      $3,171,095
Net realized gains on investments and futures.....................    25,671,355       6,718,203
Net change in unrealized appreciation on investments and futures..     6,039,397      30,324,234
                                                                      ----------      ----------
Net increase in net assets resulting from operations..............    35,445,295      40,213,532

Distributions to Shareholders:
From net investment income........................................    (3,149,567)     (3,253,286)
From capital gains................................................   (22,834,359)     (6,190,497)
Decrease in net assets from distributions.........................   (25,983,926)     (9,443,783)

Transactions in Shares of Beneficial Interest - Note 4
Shares sold.......................................................    47,410,428      53,560,522
Distributions reinvested..........................................    25,668,369       9,021,345
Shares redeemed...................................................   (56,475,924)    (26,039,996)
                                                                      ----------      ----------
Net increase from Fund share transactions.........................    16,602,873      36,541,871
                                                                      ----------      ----------
Total Increase in Net Assets......................................    26,064,242      67,311,620

Net assets beginning of year......................................    174,161,259     106,849,639
Net assets end of year (including undistributed net investment
    income of $644,641 and $197,962)..............................   $200,225,501    $174,161,259
                                                                      ===========    ============

                        See notes to financial statements

RWB/WPG U.S. LARGE STOCK FUND

Notes to Financial Statements


NOTE 1 - Organization and Accounting Policies: RWB/WPG U.S. Large Stock Fund (formerly the U.S. Large Stock Fund) (the "Fund") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as a diversified, open-end management company. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Portfolio Valuation: Portfolio securities listed or admitted to trading on a national securities exchange are valued at the last sale price, on such exchange, as of the close of regular trading on the New York Stock Exchange on the day the valuation is made. Unlisted securities and listed securities for which there are no sales reported on the valuation date are valued at the mean between the most recent bid and asked prices. Short-term debt securities are valued at amortized cost, which has been determined by the Fund's Board of Trustees to represent fair value. If other securities and assets for which market quotations are not readily available are held by the Fund, they are valued at their fair value as determined, in good faith, by the Fund's Valuation Committee as authorized by the Fund's Board of Trustees.

Securities Transactions and Investment Income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded utilizing the identification method. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis.

Distributions to Shareholders: Distributions are recorded on the ex-dividend date. Dividends from net investment income are declared and paid at least annually. Distributions from capital gains are declared by December 31 of the year in which they are earned and are paid by January 31 of the following year. To the extent that net realized capital gains can be offset by capital loss carryovers, if any, it is the policy of the Fund not to distribute such gains.

Federal Income Taxes: The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. No federal income tax or excise tax provision is required. The federal income tax basis of investments approximates cost. Organizational Expenses: Organizational and initial offering expenses paid by the Fund are amortized on a straight-line method over a sixty-month period.

Organizational Expenses: Organizational and initial offering expenses by the Fund are amortized on a straight-line method over a sixty-month period.

Futures: A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash and/or securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Fund agrees to receive from, or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such a receipt or payment is known as a "variation margin" and is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Fund is also required to fully collateralize futures contracts purchased. The Fund only enters into futures contracts which are traded on exchanges.

Financial Risks: The Fund may enter into futures contracts to protect against adverse movements in the price of securities in the investment portfolio. Certain risks are associated with the use of futures. The predominant risk is that the movement in price of the instrument underlying the future may not correlate perfectly with the movement of the price of the asset being hedged.

Use of Estimates: Estimates and asumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ from these amounts.

NOTE 2 - Investment Advisory Fee and Other Transactions with Affiliates: The investment advisory fee is earned by Weiss, Peck & Greer, L.L.C. ("WPG"). The terms of the investment advisory agreement were changed on April 1, 1996. For the period January 1, 1996 through March 31, 1996 the advisory fee schedule was as follows: 0.31% of the Funds average daily net assets not exceeding $200 million, 0.26% in excess of $200 million up to $500 million, 0.24% in excess of $500 million up to $1 billion, 0.22% of assets in excess of $1 billion up to $2 billion and 0.20% in excess of $2 billion. On April 1, 1996, the advisory fee rate for the first $500 million changed to 0.26% of average net assets. All other rates remained the same. Such fees are paid monthly. WPG has voluntarily agreed to limit the Fund's total operating expenses to 0.63% or less as of April 1, 1996 (determined by average net assets).

In addition, the Fund has entered into an Administrative Agreement with WPG. For the period January 1, 1996 through March 31, 1996, WPG was entitled to receive a monthly fee equal to 0.09% on an annualized basis while average net assets exceeded $150 million for administrative services provided. For these three months WPG has voluntarily agreed to waive this fee which amounted to $42,225. As of April 1, 1996, WPG is not entitled to receive a fee for administrative services provided.

Reinhardt Werba Bowen Advisory Services ("RWB") receives an asset allocation fee up to 2% annually of assets from shareholders (not a Fund expense) participating in their Strategic Asset Money Management program. For the period January 1, 1996 through March 31, 1996 RWB was entitled to receive a fee from the Fund for shareholder servicing functions provided, equal to 0.15% of the net assets while assets are less than $75 million and 0.20% of net assets thereafter. As of April 1, 1996 RWB is entitled to a fee equal to 0.14% of net assets. Certain transactions and service charges may also be imposed by institutions serving as financial intermediaries in the purchase and custody of Fund shares held. No part of these fees is received by the Fund or the Adviser.

Certain officers and Trustees of the Fund are "affiliated persons", as defined in the Act, of WPG.

NOTE 3 - Securities Transactions: During the year ended December 31, 1996, sales proceeds and cost of securities purchased (other than short-term investments and options written), amounted to $119,291,705 and $118,011,207, respectively. Brokerage commissions on the above transactions amounted to $171,866, all of which were received by WPG. These amounts do not include profits earned in connection with the execution of principal transactions, none of which were received by WPG.

NOTE 4 - Transactions in Shares of Beneficial Interest: Transactions in the Fund's Shares of Beneficial Interest were as follows (000's omitted):


                                          Years Ended
                                          December 31,
                                          -----------
                                          1996     1995
                                          ----     ----
Shares sold.........................      6,976    9,027
Distributions reinvested............      3,803    1,414
Shares redeemed ....................     (7,923)  (4,351)
Net increase........................      2,856    6,090


Note 5 - The Fund has entered into an expense offset arrangement with its custodian wherein it receives credit toward the reduction of custodian fees whenever there are uninvested cash balances. During the year ended December 31, 1996, the Fund's custodian fees amounted to $43,090 of which $4,567 was offset by such credits. The Fund could have invested its cash balances elsewhere if it had not agreed to a reduction in fees under the expense offset arrangement with the custodian.

Note 6 -  Reclassification of Capital Accounts:
In accordance with the adoption of Statement of Position 93-2 "Determination, Disclosure and Financial Statement Presentation of Income, Capital Gain and Return of Capital Distributions by Investment Companies", the Fund reclassified $138,297 from undistributed net investment income to undistributed net realized gains and additional paid-in surplus at December 31,1996.

Note 7 - Federal Income Tax Status of
         Dividends - (Unaudited)
The following tax information represents the designation of various tax benefits relating to the fiscal year ended December 31, 1996:

The percentage of investment company taxable income eligible for the dividends received deduction available for certain corporate shareholders with respect to the fiscal year ended December 31, 1996 is 100%.

Long-term capital gains distributions paid to shareholders by the Fund during the fiscal year ended December 31, 1996 whether taken in shares or in cash is $19,684,792.

The above figures may differ from those cited elsewhere in the report due to differences in the calculations of income and capital gains for Securities and Exchange Commission (financial reporting) purposes and Internal Revenue Service
(tax) purposes.



RWB/WPG U.S. LARGE STOCK FUND

FINANCIAL HIGHLIGHTS


                                                                                  Year          Year          Year        Period
                                                                                 Ended         Ended         Ended        Ended
                                                                                12/31/96      12/31/95      12/31/94    12/31/93*
                                                                                --------      --------      --------    --------
Per Share Data:
    Net Asset Value at Beginning of Period...................................      $6.39         $5.05         $5.16        $5.00
                                                                                   -----       -------       -------       ------
        Net Investment Income................................................      $0.13         $0.13         $0.14        $0.06
        Net Realized and Unrealized Gain/(Loss) on Investments...............       1.12          1.58         (0.14)        0.20
                                                                                   -----       -------       -------       ------
    Total Income from Operations.............................................       1.25          1.71          0.00         0.26
                                                                                   -----       -------       -------       ------
        Dividends from Net Investment Income.................................      (0.12)        (0.13)        (0.11)       (0.06)
        Distributions from Capital Gains.....................................      (0.87)        (0.24)         0.00        (0.04)
                                                                                   -----       -------       -------       ------
    Total Distributions......................................................      (0.99)        (0.37)        (0.11)       (0.10)
                                                                                   -----       -------       -------       ------
     Net Asset Value End of Period...........................................      $6.65         $6.39         $5.05        $5.16
                                                                                   =====       =======       =======       ======

Total return.................................................................      19.33%        33.81%        0.06%         5.09%
Net assets at end of period (000's)..........................................    $200,226      $174,161     $106,850       $66,845
Average commision per share..................................................      $0.033         N/A           N/A          N/A

Ratios:
    Ratio of Expenses to Average Net Assets..................................       0.59%+        0.69%+        0.75%+     0.77%+(A)
    Ratio of Net Income to Average Net Assets................................       1.86%+        2.26%+        2.65%+     2.54%+(A)
    Portfolio Turnover Rate..................................................       59.6%         27.1%         36.2%      27.1%(A)



* From inception of Fund 6/8/93.
(A) Annualized
+ The Advisor agreed not to impose its full fee from inception through December 31, 1996. Had the |Advisor not so agreed, the ratio of expenses and net investment income to average net assets would |have been 0.98% and 2.33% for the period ended 12/31/93, 0.79% and 2.61% for the year ended |12/31/94, 0.74% and
2.21% for the year ended 12/31/95 and 0.62% and 1.83% for the year ended 12/31/96, respectively. The custody fee earnings credit fee has an effect of less than 0.01% per share on the above ratios.


The year's extended and unusually powerful run in the market, coming at the end of a long economic cycle, was an extremely inhospitable environment for the Fund. The strongly risk averse nature of the Fund caused it to lag its benchmark during this extended run. As we move into 1997, the focus of the strategy will remain risk control, and the portfolio will maintain its positioning for a short, or extended correction in the market.


Average Annual Total Return
(for the periods ended December 31, 1996)

                                          since
                              1 year    inception+
                              -----     ---------
RWB/WPG U.S. LARGE..........  19.33%     15.64%
S&P 500 Index...............  22.96%     18.17%




Performance represents historical data. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's results and the index assume the reinvestment of all capital gain distributions and income dividends. The Fund's past performance is not indicative of future performance and should be considered in light of the Fund's investment policy and objectives, the characteristics and quality of its portfolio securities, and the periods selected. The S&P 500 Stock Index is a broad based measurement of changes in stock market conditions based on the average performance of 500 widely held common stocks.


--------------------------------------------------------------------------------

                          Independent Auditors' Report

To the Shareholders and Board of Trustees of RWB/WPG U.S. Large Stock Fund:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the RWB/WPG U.S. Large Stock Fund (formerly the U.S. Large Stock Fund) as of December 31, 1996, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended, and for the period from June 8, 1993 (commencement of operations) to December 31, 1993. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the custodian and other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the RWB/WPG U.S. Large Stock Fund as of December 31, 1996 and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended, and for the period from June 8, 1993 (commencement of operations) to December 31, 1993, in conformity with generally accepted accounting principles.


New York, New York                                     KPMG Peat Marwick LLP
January 15, 1997

                                   RWB/WPG
                             U.S. LARGE STOCK FUND
                             REINHARDT WERBA BOWEN
                              1190 Saratoga Avenue
                                   Suite 200
                               San Jose, CA 95129
                                 (800) FON-SAMM


TRUSTEES
Raymond R. Herrmann, Jr.*           William B. Ross*
Lawrence J. Israel*                 Harvey E. Sampson*
Graham E. Jones*                    Robert A. Straniere*
Paul Meek*                          Alan B. Werba
*Member of Audit Committee

OFFICERS
Roger J. Weiss, President, Chairman and Trustee
Jay C. Nadel, Executive Vice President and Secretary
Francis H. Powers, Executive Vice President and Treasurer
Daniel Cardell, Vice President
Joseph J. Reardon, Vice President
Joseph Parascondola, Assistant Vice President

INVESTMENT ADVISER
Weiss, Peck & Greer, L.L.C.
One New York Plaza
New York, NY  10004

CUSTODIAN
Boston Safe Deposit and Trust Company
One Exchange Place
Boston, MA  02109

DIVIDEND DISBURSING AND
TRANSFER AGENT
First Data Investor Services Group
4400 Computer Drive
Westboro, MA  01581-5120

LEGAL COUNSEL
Hale and Dorr
60 State Street
Boston, MA  02109

INDEPENDENT AUDITORS KPMG Peat Marwick LLP 345 Park Avenue New York, NY 10154